BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Figures in million - SA rand	Notes	2017	2016	2015
R6.0 billion revolving credit facility	24.1	5,536.4	5,100.0	-
US$350 million revolving credit facility	24.2	1,137.1	1,369.0	-
US$1.05 billion Bond	24.3	12,597.7	-	-
US$450 million Convertible Bond	24.4	4,357.1	-	-
R4.5 billion Facilities	24.5	-	-	1,961.6
Burnstone Debt	24.6	1,537.5	1,752.6	1,808.3
Other borrowings	24.8	478.7	749.5	-
Franco-Nevada liability		1.7	2.7	33.7
Stillwater Convertible Debentures		3.3	-	-
Total borrowings		25,649.5	8,973.8	3,803.6
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		25,649.5	8,973.8	3,803.6
Current portion of borrowings		(1,657.5)	(752.3)	(1,995.3)
Non-current portion of borrowings		23,992.0	8,221.5	1,808.3

Schedule of non-current portion of derivative financial instruments

Figures in million - SA rand	Note	2017	2016	2015
Reconciliation of the non-current and current portion of the derivative financial instrument:
Derivative financial instrument	24.4	1,093.5	-	-
Non-current portion of derivative financial instrument		1,093.5	-	-

Schedule of roll forward of derivative financial instruments

Figures in million - SA rand	2017	2016	2015
Derivative financial instrument recognised	1,296.6	-	-
Gain on financial instruments	(115.9)	-	-
Gain on foreign exchange differences	(87.2)	-	-
Balance at end of the year	1,093.5	-	-

Schedule of the exposure to interest rate changes and the contractual repricing dates

Figures in million - SA rand	2017	2016	2015
Floating rate with exposure to change in JIBAR	6,015.1	5,849.5	1,961.6
Floating rate with exposure to change in LIBOR	2,674.6	3,121.6	1,808.3
Non-current borrowings exposed to interest rate changes	8,689.7	8,971.1	3,769.9

The Group has the following undrawn borrowing facilities:
Committed	3,652.5	4,322.5	6,198.4
Uncommitted	471.3	200.5	548.0
Total undrawn facilities	4,123.8	4,523.0	6,746.4

All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
– within one year	3,188.9	-	1,536.4
– later than one year and not later than two years	463.6	3,422.5	-
– later than two years and not later than three years	-	900.0	4,662.0
Total undrawn committed facilities	3,652.5	4,322.5	6,198.4

Schedule of the calculation of net debt to adjusted EBITDA ratio

			Revised	Revised
Figures in million - SA rand	Notes	2017	2016	2015
Borrowings[1]	24	25,205.5	7,221.2	1,995.3
Cash and cash equivalents[2]	21	2,029.8	928.4	633.4
Net debt[3]		23,175.7	6,292.8	1,361.9
Adjusted EBITDA[4]		9,045.1	10,270.4	6,234.8
Net debt to adjusted EBITDA (ratio)[5]		2.6	0.6	0.2

[1] Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument.

[2] Cash and cash equivalents exclude cash of Burnstone.

[3] Net debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and therefore exclude the Burnstone Debt and include the derivative financial instrument. Net debt excludes cash of Burnstone.

[4] The adjusted EBITDA calculation included is based on the formula included in the facility agreements for compliance with the debt covenant formula. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity.

[5] Net debt to adjusted EBITDA ratio is defined as net debt as at the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date.

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA

		Revised
Figures in million - SA rand	2017	2016	2015
(Loss)/profit before royalties and tax	(6,981.2)	4,811.4	1,316.0
Adjusted for:
Amortisation and depreciation	5,699.7	4,041.9	3,636.6
Interest income	(415.5)	(331.4)	(257.0)
Finance expense	2,971.8	903.1	561.8
Share-based payments	231.9	496.2	274.4
Loss on financial instruments	1,114.4	1,032.8	229.5
(Gain)/loss on foreign exchange differences	(292.4)	(219.6)	359.4
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	248.9	97.5	-
Gain on disposal of property, plant and equipment	(40.7)	(95.4)	(58.7)
Impairments	4,411.0	1,381.1	-
Occupational healthcare expense	1,106.9	-	-
Restructuring costs	729.8	187.7	104.8
Transaction costs	552.1	157.0	25.7
Gain on acquisition	-	(2,178.6)	-
Net loss on derecognition of financial guarantee asset and liability	-	-	158.3
Adjusted EBITDA	9,045.1	10,270.4	6,234.8

R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the R6.0 billion RCF
Facility:	R6.0 billion
Interest rate:	JIBAR
Interest rate margin:	During the Covenant adjustment period, being 30 June 2017 to 31 December 2018, the margin will be based on the following Net debt to adjusted EBITDA ratios:
	Net debt to adjusted EBITDA ratios	Margin %
	0.00:1 – 3.00:1	2.40%
	3.00:1 – 3.25:1	2.65%
	3.25:1 – 3.50:1	2.90%
After the covenant adjustment period the margin will return to 2.4%
Term of loan:	Three years
Borrowers:	Sibanye Gold Limited, SRPM and Kroondal Operations
Security and/or guarantors:	The facility is unsecured and guaranteed by Sibanye Gold Limited, Rand Uranium, SRPM and Kroondal.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2017	2016	2015
Balance at beginning of the year	5,100.0	-	-
Loans raised	800.0	5,100.0	-
Loans repaid	(363.6)	-	-
Balance at end of the year	5,536.4	5,100.0	-

US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings
Terms of the US$350 million RCF
Facility	US$350 million RCF (2015: US$300 million RCF)
Interest rate:	LIBOR
Interest rate margin	2% per annum
Utilisation Fees

Where the total outstanding loans under the RCF fall within the range of the percentage of the total loan as set out below, Sibanye-Stillwater shall pay a utilisation fee equal to the percentage per annum set out opposite such percentage range.

	% of the total loans	Utilisation fee
	Less than or equal to 33⅓%	0.15%
	Greater than 33⅓% and less than or equal to 66⅔%	0.30%
	Greater than 66⅔%	0.50%
Term of loan:	Three years
Borrowers:	Sibanye Gold Limited, SRPM and Kroondal Operations
Security and/or guarantors:	The facility is unsecured and guaranteed by Sibanye Gold Limited, Rand Uranium, SRPM and Kroondal.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2017	2016	2015
Balance at beginning of the year	1,369.0	-	-
Loans raised	1,031.4	2,771.5	-
Loans repaid	(1,198.2)	(1,211.6)	-
Gain on foreign exchange differences	(65.1)	(190.9)	-
Balance at end of the year	1,137.1	1,369.0	-

US$1.05 billion Bond
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings
Terms of the US$1.05 billion Bond
Facility:	US$500 million 6.125% Senior Notes due 2022 (the 2022 Notes)
US$550 million 7.125% Senior Notes due 2025 (the 2025 Notes)
Interest rate:	2022 Notes: 6.125%
2025 Notes: 7.125%
Term of the Notes:	2022 Notes: Five years
2025 Notes: Eight years
Issuer:	Stillwater Mining Company
Guarantors:

Each of the Notes will be fully and unconditionally guaranteed, jointly and severally by the Guarantors (Kroondal Operations, Rand Uranium, SRPM and Sibanye Gold Limited). The Guarantees will rank equally in right of payment to all existing and future senior debt of the Guarantors.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Notes	2017	2016	2015
Loans raised		13,109.5	-	-
Interest charge	5	478.1	-	-
Accrued interest paid	5	(431.5)	-	-
Unwinding of amortised cost		29.7	-	-
Foreign currency translation		(588.1)	-	-
Balance at end of the year		12,597.7	-	-

US$450 million Convertible Bond
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the US$ 450 million Convertible Bond
Issue size:	US$450 million
Coupon:	1.875%
Maturity date:	26 September 2023 (six years)
Conversion premium:	35%
Reference share price:	US$1.2281, being the volume weighted average price of a share on the JSE from launch to pricing on 19 September 2017, converted at a fixed exchange rate.
Initial conversion price:	US$1.6580
Issuer:	Sibanye Gold Limited
Guarantors:	Stillwater Mining Company and Kroondal Operations (together, the Guarantors), 100% subsidiaries of Sibanye Gold Limited.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Note	2017	2016	2015
Loans raised		4,634.5	-	-
Accrued interest and unwinding of amortised cost	5	80.5	-	-
Gain on foreign exchange differences		(357.9)	-	-
Balance at end of the year		4,357.1	-	-

R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the R4.5 billion Facilities
Facility:	R2.5 billion RCF
R2.0 billion term loan facility (Term Loan)
Interest rate:	JIBAR
Interest rate margin:	RCF: 2.85%
Term Loan: 2.75%
Term of loan:	Three years
Repayment period:

The Term Loan was repaid in equal six-monthly instalments of R250 million, with the R750 million balance and any amounts outstanding under the RCF due for settlement on final maturity, being 13 December 2016.

Security and/or guarantors:	The Facilities were unsecured and guaranteed by Rand Uranium and Ezulwini.
Cancellation:	These facilities were cancelled and repaid on 15 November 2016.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Note	2017	2016	2015
Balance at beginning of the year		-	1,961.6	1,979.5
Loans raised		-	1,936.4	1,000.0
Loans repaid		-	(3,900.0)	(1,020.9)
Unwinding of amortised cost	5	-	2.0	3.0
Balance at end of the year		-	-	1,961.6
Reconciliation of facilities:
RCF		-	-	963.6
Term loan		-	-	998.0

Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at London Interbank Offered Rate (LIBOR)
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2

A3 and A4: On settlement of A2. 90% of Burnstone’s free cash flow will be used to repay the Wits Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:

The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Sibanye-Stillwater Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Note	2017	2016	2015
Balance at beginning of the year		1,752.6	1,808.3	1,134.4
Accrued interest and unwinding of amortised cost	5	141.6	139.4	99.3
(Gain)/loss on revised estimated cash flows[1]		(181.7)	29.3	162.5
(Gain)/loss on foreign exchange differences		(175.0)	(224.4)	412.1
Balance at end of the year		1,537.5	1,752.6	1,808.3

1  At 31 December 2017, the expected free cash flows expected to repay the loan as detailed above were revised as a result of:

• Revised proven and probable reserves;

• Revised cash flows over the life of mine plan as a result of:

◦ Revised forecast costs and capital expenditure; and

◦ Revised gold prices 2017: R545,000/kg (2016: R570,000/kg and 2015: R550,000/kg) and exchange rates 2017:  R12.94/US$ (2016:  R13.68/US$S and 2015: R15.00/US$).

Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the Stillwater Bridge Facilities
Facility:	A: US$750 million bridge to equity
B: US$300 million bridge to cash
C: US$1.6 billion bridge to debt
Interest rate:	LIBOR
Interest rate margin:	Months 1 - 3: 3.25% per annum
Months 4 - 6: 4.25% per annum or 5.25% per annum if Net debt to EBITDA > 2.0x
Months 7 - 9: 5.25% per annum or 6.25% per annum if Net debt to EBITDA > 2.0x
Months 10 - 12: 6.25% per annum or 7.25% per annum if Net debt to EBITDA > 2.0x
Term of loan:	Facility A and B: Earlier of nine months from completion of the Stillwater acquisition and 31 October 2017
Facility C: 364 days from completion of the Stillwater acquisition
Borrowers:	Sibanye Gold Limited and Thor Mergeco Inc
Security and/or guarantors:	The facility was unsecured and guaranteed by Sibanye Gold Limited, Thor Mergeco Inc, Kroondal Operations, Rand Uranium and SRPM.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2017	2016	2015
Loans raised	34,000.3	-	-
Loans repaid	(33,304.0)	-	-
Gain on foreign exchange differences	(514.5)
Foreign currency translation	(181.8)	-	-
Balance at end of the year	-	-	-

Other borrowings
Disclosure of detailed information about borrowings [line items]
Schedule of the rollforward of borrowings

Figures in million - SA rand	2017	2016	2015
Balance at beginning of the year	749.5	-	-
Loans raised	14,721.5	7,472.6	552.0
Loans repaid	(14,992.3)	(6,723.1)	(552.0)
Balance at end of the year	478.7	749.5	-